Revenue - Contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract assets
Current	¥ 8,741	¥ 7,171
Non-current	58,288	62,615
Contract assets	¥ 67,029	¥ 69,786